Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and financial liabilities
Schedule of financial assets

Financial assets
at amortized cost
Financial assets	US $
2017
Prepaid expenses and other receivables	317,584
Cash and cash equivalents	22,651,475

22,969,059

2016
Prepaid expenses and other receivables	401,064
Cash and cash equivalents	21,829,632

22,230,696

Schedule of financial liabilities

Financial liabilities
at amortized cost
Financial liabilities	US $
2017
Trade and other payables	10,889,554
Payable on completion of clinical trial	500,000
Derivative liabilities	12,626,299

24,015,853

2016
Trade and other payables	12,319,117
Payable on completion of clinical trial	500,000
Derivative liabilities	5,798,058

18,617,175